Other income and other expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other income
Gain on disposition of property and equipment	$ 178	$ 3
Miscellaneous gain	358	199
Total	536	202
Other expense
Loss on disposition of property and equipment	2	1
Miscellaneous loss	207	235
Total	$ 209	$ 236